Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Components of Inventories	Inventories consisted of the following:

	March 31, 2014	December 31, 2013
Raw material	$756	$706
Work-in-process	3,072	9,075
Finished goods	6,790	11,585
Spare parts	1,343	1,052
	$11,961	$22,418

Inventories consisted of the following:

	December 31, 2013	December 31, 2012
	Successor	Successor
Raw material	$706	$124
Work-in-progress	9,075	6,840
Finished goods	11,585	251
Spare parts	1,052	548
	$22,418	$7,763